REGULATORY FRAMEWORK (Details 4)	12 Months Ended
Dec. 31, 2024
Generated Energy [Member]
IfrsStatementLineItems [Line Items]
Remuneration	Generated energy
Thermal power plants ($ / MWh)	Between 3,960 and 6,929
Pumped hydropower plants ($ / MWh)	3,462
Non-conventional Source ($ / MWh)	27,691
Operated Energy [Member]
IfrsStatementLineItems [Line Items]
Remuneration	Operated energy
Thermal power plants ($ / MWh)	1,378
Pumped hydropower plants ($ / MWh)	1,378
Non-conventional Source ($ / MWh)